UNITED STATES
						SECURITIES AND EXCHANGE COMMISSION
						     Washington, D.C.  20549

							 Form 13F-HR

						      Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: 	June 30, 2001


Check here if Amendment [     ]; Amendment Number:
	This Amendment:				[	]	is a restatement.
						[	]	adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		033 Asset Management, LLC
Address:	125 High Street, Suite 1405
			Oliver Street Tower
			Boston, MA  02110

Form 13F File Number: 28-06047

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence C. Longo, Jr.
Title:	Chief Operating Officer
Phone:	(617) 371-2015

Signature, Place, and Date of Signing:
	/s/Lawrence C. Longo, Jr.    Boston, MA	      07/19/01
	[Signature]	           [City, State]        [Date]




Report Type (Check only one.):

[X	]	13F HOLDINGS REPORT

[	]	13F NOTICE

[	]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

							Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	26

Form 13F Information Table Value Total(thousands): $101,232

List of Other Included Managers: None

								Form 13F Information Table				VOTING
								VALUE 		SHRS OR  SHRS/	PUT/	INVEST 	OTHER 	AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN Amt  PRN	CALL	DISCR	MGR	SOLE

Advanced Micro Devices		Common		007903107	   723		 25,000	   Sh		Sole		 25000
American Superconductor Corp	Common		030111108	 1,548		 60,000	   Sh		Sole		 60000
Applied Materials Inc		Common		038222105	 1,228		 25,000	   Sh		Sole		 25000
Calpine Corp			Common		131347106	 6,619		175,100	   Sh		Sole		175100
Caminus Corp		 	Common		133766105	 1,079		 40,000	   Sh		Sole		 40000
CYTYC Corp            		Common		232946103	   231		 10,000	   Sh		Sole		 10000
Diamond Trust Series 1		Common		252787106	 2,631		 25,000	   Sh		Sole		 25000
Dynegy Inc Class A		Common		26816Q101	 3,413		 75,000	   Sh		Sole		 75000
Fibernet Telecom Group		Common		315653105	 1,050		929,660	   Sh		Sole		929660
General Maritime Corp     	Common		Y2692M103	 2,149		147,200	   Sh		Sole		147200
Global Power Equipment Group	Common		37941P108	 7,937		270,900	   Sh		Sole		270900
Infospace, Inc.			Common		45678T102	    19		  5,000	   Sh		Sole		  5000
Intel Corp			Common		458140100	   731		 25,000	   Sh		Sole		 25000
IShares Russell 2000 Growth	Common		464287648	36,405		571,500	   Sh		Sole		571500
KLA Tencor Corp			Common		482480100	 1,462	         25,000	   Sh		Sole	         25000
Lam Research Corp		Common		512807108	 2,223		 75,000	   Sh		Sole		 75000
MCK Communications	   	Common		581243102	 2,831	      1,286,700	   Sh		Sole	       1286700
Microtune Inc			Common		59514P109        3,300          150,000    Sh		Sole		150000
Mirant Corp			Common		604675108	 6,880		200,000	   Sh		Sole		200000
Nextel Communications Inc	Common		65332V103	 2,188		125,000	   Sh		Sole		125000
Nike Inc			Common		654106103	 4,198		100,000	   Sh		Sole		100000
Orasure Technologies Inc	Common		68554V108	 1,363		109,000	   Sh		Sole		109000
Shaw Group Inc			Common		820280105	 4,010		100,000	   Sh		Sole		100000
Student Advantage Inc		Common		86386Q105	 1,529		835,500	   Sh		Sole		835500
United Microelectronics		ADR		910873207	 2,670		300,000	   Sh		Sole		300000
Washington Mutual		Common		939322103	 2,815		 75,000	   Sh		Sole		 75000

							       101,232